Equity (Details) - CLP ($)		12 Months Ended
	Jul. 13, 2017	Dec. 31, 2017	Dec. 31, 2016
Authorized, subscribed and paid shares:
Registered shares		99,444,132,192	97,624,347,430
Shares subscribed and fully paid		99,444,132,192	97,624,347,430
Par value	$ 0	$ 0	$ 0
Capitalization of net income (in percentage)	40.00%
Increase in bank's capital	$ 133,353,827,359
Share movements
Total shares at the beginning		97,624,347,430	96,129,146,433
Capitalization of retained earnings	1,819,784,762	1,819,784,762	1,495,200,997
Total shares at the end		99,444,132,192	97,624,347,430